Employee benefits - Plans target allocation by asset category (Details)	Dec. 31, 2020	Dec. 31, 2019
Popular Related Securities
Defined Benefit Plan Disclosure [Line Items]
Define benefit plan actual asset allocations	1.00%	1.00%
Popular Related Securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets target allocation	5.00%
Popular Related Securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets target allocation	0.00%
Equity
Defined Benefit Plan Disclosure [Line Items]
Define benefit plan actual asset allocations	38.00%	36.00%
Equity | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets target allocation	70.00%
Equity | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets target allocation	0.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Define benefit plan actual asset allocations	60.00%	62.00%
Debt Securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets target allocation	100.00%
Debt Securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets target allocation	0.00%
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Define benefit plan actual asset allocations	1.00%	1.00%
Cash and Cash Equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets target allocation	100.00%
Cash and Cash Equivalents | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan assets target allocation	0.00%